Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Schedule of Commitment Under Operating Leases
At at December 31, 2021, the commitment under operating leases for vessels is $780,745,000 for 2022 to 2029 and for other leases is $10,418,000 for 2022 to 2031. Total commitments under these leases are as follows:

2022	$145.1
2023	147.7
2024	150.6
2025	126.8
2026	111.9
Thereafter	109.1
$791.2

Summary of Outstanding Commitments for Remaining Installment Payments

2022	$1,103.2
2023	2,712.5
2024	2,457.8
Total	$6,273.5